Condensed Consolidated Income Statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Commercial property revenue	$ 1,038	$ 1,143	$ 2,159	$ 2,407
Hospitality revenue	611	412	1,009	747
Investment and other revenue	237	247	403	397
Total revenue	1,886	1,802	3,571	3,551
Direct commercial property expense	430	474	910	962
Direct hospitality expense	459	291	769	572
Investment and other expense	54	126	74	136
Interest expense	879	858	1,705	1,798
General and administrative expense	330	308	664	594
Total expenses	2,152	2,057	4,122	4,062
Fair value gains (losses), net	56	47	123	(63)
Share of net earnings from equity accounted investments	331	192	610	418
Income (loss) before income taxes	121	(16)	182	(156)
Income tax expense	59	30	165	19
Net income (loss)	62	(46)	17	(175)
Net income (loss) attributable to:
Limited partners	(23)	(113)	(86)	(192)
General partner	0	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	(40)	(202)	(152)	(342)
Interests of others in operating subsidiaries and properties	125	269	255	359
Net income (loss)	$ 62	$ (46)	$ 17	$ (175)